Hennion & Walsh, Inc.
2001 Route 46, Waterview Plaza
Parsippany, New Jersey 07054

September 24, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust, NASDAQ International Dividend Achievers Index Trust, Series 3
                               (File No. 333-197995) (CIK 1611850)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on September 23, 2014.

Very truly yours,

Smart Trust, NASDAQ International Dividend
Achievers Index Trust, Series 3

By: Hennion & Walsh, Inc.

By                 /s/ KEVIN D. MAHN

Kevin D. Mahn

Authorized Signator